UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/17

Item 1. Schedule of Investments.

TEMPLETON GROWTH FUND, INC.

Statement of Investments, November 30, 2017 (unaudited)
	Industry	Shares	Value
Common Stocks 96.0%
Canada 2.5%
Barrick Gold Corp	Metals & Mining	8,577,400	$118,196,572
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	7,166,800	86,848,414
Wheaton Precious Metals Corp	Metals & Mining	6,755,099	141,355,343
			346,400,329
China 4.8%
[a] Baidu Inc., ADR	Internet Software & Services	972,600	232,042,908
China Life Insurance Co. Ltd., H	Insurance	59,196,000	192,116,067
China Mobile Ltd	Wireless Telecommunication Services	6,253,500	63,447,686
[b] China Telecom Corp. Ltd., ADR.	Diversified Telecommunication Services	735,230	35,651,302
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	123,100,000	59,729,740
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	108,232,700	93,531,011
			676,518,714
France 5.4%
AXA SA	Insurance	6,984,419	210,810,556
BNP Paribas SA	Banks	2,420,090	183,204,504
Credit Agricole SA	Banks	6,284,163	105,911,086
Sanofi	Pharmaceuticals	1,461,429	133,287,860
Veolia Environnement SA	Multi-Utilities	4,815,820	121,875,233
			755,089,239
Germany 3.3%
innogy SE	Multi-Utilities	4,053,200	187,415,475
Merck KGaA	Pharmaceuticals	1,255,504	133,685,848
Siemens AG	Industrial Conglomerates	1,055,809	143,560,701
			464,662,024
Hong Kong 0.2%
Value Partners Group Ltd	Capital Markets	27,963,000	28,890,207
India 0.9%
Hero Motocorp Ltd	Automobiles	2,191,376	123,471,754
Israel 1.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	14,026,252	207,869,055
Italy 1.5%
Eni SpA	Oil, Gas & Consumable Fuels	13,163,395	216,444,073
Japan 4.4%
Nissan Motor Co. Ltd	Automobiles	10,123,100	97,871,176
Panasonic Corp	Household Durables	13,255,100	196,467,826
Ryohin Keikaku Co. Ltd	Multiline Retail	189,900	59,145,999
SoftBank Group Corp	Wireless Telecommunication Services	2,468,000	208,015,106
Sumitomo Metal Mining Co. Ltd	Metals & Mining	1,376,500	53,269,272
			614,769,379
Luxembourg 1.4%
SES SA, IDR	Media	11,825,346	195,357,889
Netherlands 3.6%
Aegon NV	Insurance	28,994,096	180,134,854
Akzo Nobel NV	Chemicals	2,170,941	195,671,694
ING Groep NV	Banks	3,857,099	69,598,653
QIAGEN NV	Life Sciences Tools & Services	2,046,810	64,666,704
			510,071,905
Portugal 1.3%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	10,043,160	189,592,316

	Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
Russia 0.7%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	5,720,711	$99,340,147
Singapore 2.1%
DBS Group Holdings Ltd	Banks	4,568,534	82,768,575
Singapore Telecommunications Ltd	Diversified Telecommunication Services	78,512,700	217,177,034
			299,945,609
South Korea 4.7%
Hyundai Motor Co	Automobiles	621,458	94,034,283
KB Financial Group Inc	Banks	3,914,381	215,674,326
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	147,738	345,171,130
			654,879,739
Spain 0.7%
Telefonica SA	Diversified Telecommunication Services	10,000,787	102,463,493
Sweden 2.0%
Ericsson, B	Communications Equipment	19,446,791	122,319,282
Getinge AB, B	Health Care Equipment & Supplies	9,065,451	163,103,389
			285,422,671
Switzerland 2.7%
Roche Holding AG.	Pharmaceuticals	776,328	195,947,129
UBS Group AG	Capital Markets	10,959,181	189,349,149
			385,296,278
Thailand 1.1%
Bangkok Bank PCL, fgn	Banks	16,986,600	111,890,901
Bangkok Bank PCL, NVDR.	Banks	8,099,000	49,502,160
			161,393,061
United Kingdom 13.4%
BAE Systems PLC.	Aerospace & Defense	27,170,802	202,889,267
Barclays PLC	Banks	43,494,704	113,850,485
BP PLC	Oil, Gas & Consumable Fuels	38,118,280	252,201,983
HSBC Holdings PLC	Banks	20,709,740	206,805,751
Kingfisher PLC	Specialty Retail	52,150,193	235,624,217
Man Group PLC	Capital Markets	23,440,122	62,814,785
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	11,106,494	358,855,635
[a] Sky PLC	Media	8,847,738	112,087,601
[a] Standard Chartered PLC	Banks	24,000,406	239,732,997
Vodafone Group PLC	Wireless Telecommunication Services	32,708,391	99,244,396
			1,884,107,117
United States 37.8%
Advance Auto Parts Inc	Specialty Retail	761,200	76,881,200
Allergan PLC	Pharmaceuticals	51,973,436	274,367,451
Ally Financial Inc	Consumer Finance	1,576,830	42,353,654
[a] Alphabet Inc., A	Internet Software & Services	186,159	192,892,371
American International Group Inc	Insurance	2,249,390	134,873,424
AmerisourceBergen Corp	Health Care Providers & Services	1,738,000	147,417,160
Amgen Inc	Biotechnology	1,532,560	269,209,490
Apache Corp	Oil, Gas & Consumable Fuels	3,378,940	141,341,060
Apple Inc	Technology Hardware, Storage & Peripherals	1,137,280	195,441,568
Capital One Financial Corp	Consumer Finance	1,852,850	170,462,200
Cardinal Health Inc	Health Care Providers & Services	2,104,950	124,591,990
[a] Celgene Corp	Biotechnology	600,240	60,522,199
Cisco Systems Inc	Communications Equipment	4,220,040	157,407,492

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TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
United States (continued)
Citigroup Inc	Banks	4,229,550	$319,331,025
Comcast Corp., A	Media	4,549,420	170,785,227
ConocoPhillips	Oil, Gas & Consumable Fuels	3,579,420	182,120,890
Coty Inc., A.	Personal Products	8,528,400	146,944,332
DXC Technology Co	IT Services	922,658	88,704,340
Eli Lilly & Co	Pharmaceuticals	1,911,840	161,818,138
Gilead Sciences Inc	Biotechnology	2,820,100	210,887,078
Halliburton Co	Energy Equipment & Services	1,557,650	65,078,617
Helmerich & Payne Inc	Energy Equipment & Services	2,104,000	123,252,320
JPMorgan Chase & Co	Banks	1,670,800	174,632,016
Medtronic PLC	Health Care Equipment & Supplies	1,119,710	91,961,782
Microsoft Corp	Software	2,417,470	203,478,450
[a,c] Navistar International Corp	Machinery	4,951,090	201,558,874
[a] NetScout Systems Inc	Communications Equipment	850,920	26,421,066
Oracle Corp	Software	7,023,660	344,580,760
Perrigo Co. PLC	Pharmaceuticals	1,919,790	167,424,886
Twenty-First Century Fox Inc., A	Media	8,182,360	261,344,578
United Parcel Service Inc., B	Air Freight & Logistics	1,275,340	154,890,043
Voya Financial Inc	Diversified Financial Services	1,584,377	70,029,463
Walgreens Boots Alliance Inc	Food & Staples Retailing	2,321,800	168,934,168
			5,321,939,312
Total Common Stocks
(Cost $10,826,026,602)			13,523,924,311

		Principal
		Amount

Corporate Bonds (Cost $63,525,398) 0.5%
United States 0.5%
[d] Chesapeake Energy Corp., secured note, second lien,
144A, 8.00%, 12/15/22	Oil, Gas & Consumable Fuels $ 68,272,000		72,965,700
Total Investments before Short Term
Investments (Cost $10,889,552,000)			13,596,890,011

Short Term Investments 3.7%
Time Deposits 3.7%
United States 3.7%
National Australia Bank Ltd., 1.04%, 12/01/17.		300,000,000	300,000,000
National Bank of Canada, 1.10%, 12/01/17		51,000,000	51,000,000
Royal Bank of Canada, 1.05%, 12/01/17		168,700,000	168,700,000
Total Time Deposits (Cost $519,700,000)			519,700,000

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TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Investments from Cash Collateral
Received for Loaned Securities (Cost
$157,600) 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[e,f] Institutional Fiduciary Trust Money Market Portfolio,
0.75%	157,600	$157,600
Total Investments (Cost $11,409,409,600)
100.2%		14,116,747,611
Other Assets, less Liabilities (0.2)%		(27,530,143)
Net Assets 100.0%		$14,089,217,468

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at November 30, 2017.
cSee Note 4 regarding holdings of 5% voting securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Directors.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON GROWTH FUND, INC.

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|5

TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Held			Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Navistar International Corp. (Value is 1.4% of
Net Assets)	5,754,190	—	(803,100)	4,951,090	$201,558,874	$—	$1,971,215	$38,670,250

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2017, the Fund held investments in affiliated management investment companies as follows:

Net Change
	Number of			Number of			in
	Shares Held			Shares	Value		Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.75%	—	324,978,737	(324,821,137)	157,600	$157,600	$70,056	$ — $ —

|6

TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$13,523,924,311	$—	$—	$13,523,924,311
Corporate Bonds	—	72,965,700	—	72,965,700
Short Term Investments	157,600	519,700,000	—	519,857,600
Total Investments in Securities	$13,524,081,911	$592,665,700	$—	$14,116,747,611

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR American Depositary Receipt
IDR International Depositary Receipt
NVDR Non-Voting Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|	7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/MATTHEW T. HINKLE

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date January 25, 2018

By /s/ROBERT G. KUBILIS

  Robert G. Kubilis

  Chief Financial Officer and

  Chief Accounting Officer

Date January 25, 2018